Long Term Investments (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Mar. 20, 2024 CNY (¥)	Mar. 14, 2024 CNY (¥)	Sep. 06, 2023 USD ($)	Jul. 19, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 23, 2024 CNY (¥)	Mar. 12, 2024 CNY (¥)	Mar. 06, 2024 CNY (¥)	Sep. 06, 2023 CNY (¥)	Sep. 06, 2023 USD ($)	Aug. 15, 2023 CNY (¥)	Jul. 03, 2023 CNY (¥)	Jun. 19, 2023 CNY (¥)	Jan. 17, 2023 CNY (¥)	Dec. 19, 2022 CNY (¥)	Dec. 09, 2022 CNY (¥)	May 06, 2022 CNY (¥)	Dec. 08, 2021 CNY (¥)	Oct. 09, 2021 CNY (¥)	May 27, 2021 CNY (¥)	Mar. 08, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long Term Investment [Line Items]
Equity interest					¥ (13,778)		¥ (837)			$ (1,888)							¥ 37,500
Zhejiang Qusu Technology Co., Ltd [Member]
Long Term Investment [Line Items]
Investment for equity interest																											¥ 5,000
Equity interest, ownership percentage																											1.70%
Qingdao Weilai JingChanye Investment Fund LP [Member]
Long Term Investment [Line Items]
Investment for equity interest																									¥ 10,000
Equity interest, ownership percentage																	11.5385%								4.44%
Principal refund received					444		444
Share of gain on investment							77
Payments for purchase of equity interest				¥ 37,500
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Long Term Investment [Line Items]
Investment for equity interest																										¥ 8,000
Equity interest, ownership percentage									32.00%																	13.79%
Impairment loss							8,000
Liujiaoshou Drink Co., Ltd., [Member]
Long Term Investment [Line Items]
Investment for equity interest																							¥ 2,925
Equity interest, ownership percentage																							19.50%
Impairment loss					2,925
Beijing Dunengmaihuo Culture Media Co., Ltd., [Member]
Long Term Investment [Line Items]
Investment for equity interest																							¥ 3,800
Equity interest, ownership percentage																							19.00%
Impairment loss							3,800
Valley Hongyuan (Hangzhou) Technology Partnership LP [Member]
Long Term Investment [Line Items]
Investment for equity interest									¥ 2,000
Equity interest, ownership percentage																						14.28%
Impairment loss					2,000
Investment amount under agreement																						¥ 5,000
Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP [Member]
Long Term Investment [Line Items]
Investment for equity interest																					¥ 5,000
Equity interest, ownership percentage																					1.12%
Banyou Century (Hangzhou) Technology Co., Ltd [Member]
Long Term Investment [Line Items]
Investment for equity interest																				¥ 25,000
Equity interest, ownership percentage											10.00%						19.2308%			7.6923%
Hainan Jiuhe Huiyuan No.1 Fund Partnership [Member]
Long Term Investment [Line Items]
Investment for equity interest																			¥ 3,500
Equity interest, ownership percentage																								3.26%
Investment amount under agreement																								¥ 8,500
Zhejiang Mengxiang Zhixing Cultural Technology Co Ltd [Member]
Long Term Investment [Line Items]
Investment for equity interest																		¥ 1,000
Equity interest, ownership percentage													14.50%					5.00%
Impairment loss					5,000
Investment amount under agreement													¥ 4,000
Invested amount	¥ 4,000
Zhejiang Yuanlai Spacetime Cultural Technology Co., Ltd [Member]
Long Term Investment [Line Items]
Investment for equity interest																¥ 500
Equity interest, ownership percentage																5.00%
Impairment loss					500
Qingdao Sixiang Zhuohong Private Equity LP [Member]
Long Term Investment [Line Items]
Investment for equity interest											¥ 2,000
Equity interest, ownership percentage												6.00%
Investment amount under agreement												¥ 13,500												¥ 150,000
Payments for purchase of equity interest		¥ 13,500
Shares of gain (loss) on equity method investment					(1,169)		(30,666)	$ (160)	25,449
DVCC TECHNOLOGY L.L.C [Member]
Long Term Investment [Line Items]
Equity interest, ownership percentage														30.00%	30.00%
Investment amount under agreement														¥ 21,384	$ 3,000
Shares of gain (loss) on equity method investment					¥ 4,573	$ 627	¥ 739
DVCC TECHNOLOGY L.L.C [Member] | Tranches [Member]
Long Term Investment [Line Items]
Payments for purchase of equity interest | $			$ 1,000
DVCC TECHNOLOGY L.L.C [Member] | One Tranches [Member]
Long Term Investment [Line Items]
Payments for purchase of equity interest | $			$ 2,000